Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Provision for Income Taxes at United States Statutory Rate

The reconciliation of the provision for income taxes at the United States statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010

Income tax recovery at statutory rate	$165,000	$21,000

Valuation allowance change	(165,000)	(21,000)

Provision for income taxes	$–	$–

Significant Components of Deferred Income Tax Asset

The significant components of deferred income tax assets as at December 31, 2011 and 2010 are as follows:

	December 31, 2011	December 31, 2010

Net operating losses carried forward	$222,360	$58,456

Valuation allowance	(222,360)	(58,456)

Net deferred income tax asset	$–	$–